EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSSES) PER SHARE
EARNINGS (LOSSES) PER SHARE

14.EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share for the years indicated:

	Years Ended December 31,
	2018	2019	2020
Net income (loss) attributable to ordinary shareholders — basic	716	1,769	(2,192)
Eliminate the dilutive effect of interest expense of convertible senior notes	40	40	—
Net income attributable to ordinary shareholders — diluted	756	1,809	(2,192)
Weighted average ordinary shares outstanding — basic	281,717,485	284,305,138	292,739,841
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	11,463,212	9,397,527	—
Dilutive effect of convertible senior notes	10,425,112	10,607,225	—
Weighted average ordinary shares outstanding — diluted	303,605,809	304,309,890	292,739,841
Basic earnings (losses) per share	2.54	6.22	(7.49)
Diluted earnings (losses) per share	2.49	5.94	(7.49)

For the years ended December 31, 2018, 2019 and 2020, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Years Ended December 31,
	2018	2019	2020
Outstanding employee options and nonvested restricted stocks	530,009	—	7,095,408
Shares of convertible senior notes	—	—	18,327,489
Total	530,009	—	25,422,897